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                             BT Pyramid Mutual Funds
                                One South Street
                            Baltimore, Maryland 21202

                                February 5, 2003

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

Re:  BT PYRAMID MUTUAL FUNDS (the "Registrant")
         PreservationPlus Fund (the "Fund")
         1933 Act File No. 33-45973
         1940 Act File No. 811-6576



Dear Sir or Madam:

         Pursuant to Rule 497(j)(2) under the Securities Act of 1933, as amended, the Registrant, on behalf of the Fund, hereby certifies that the text of the Fund's most recent registration statement has been electronically filed as Post-Effective Amendment No. 43 on January 31, 2003.

         If you have any questions regarding this filing, please call Bruce Rosenblum at (410) 895-3883.

                                                  Very truly yours,


                                                /s/ Bruce A. Rosenblum
                                                ------------------------
                                                    Bruce A. Rosenblum
                                                    Assistant Secretary